Lessee - Lessee Future Minimum Operating Lease Maturity Payments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Lessee, Operating Lease, Liability, Maturity [Line Items]
2022	$ 64
2023	45
2024	43
2025	41
2026	35
Remaining years	162
Lessee, Operating Lease, Liability, to be Paid	390
Interest	75
Operating Lease, Liability	315	$ 395
Commonwealth Edison Co [Member]
Schedule of Lessee, Operating Lease, Liability, Maturity [Line Items]
2022	2
2023	1
2024	1
2025	1
2026	0
Remaining years	0
Lessee, Operating Lease, Liability, to be Paid	5
Interest	0
Operating Lease, Liability	5	8
PECO Energy Co [Member]
Schedule of Lessee, Operating Lease, Liability, Maturity [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Remaining years	1
Lessee, Operating Lease, Liability, to be Paid	1
Interest	0
Operating Lease, Liability	1	1
Baltimore Gas and Electric Company [Member]
Schedule of Lessee, Operating Lease, Liability, Maturity [Line Items]
2022	16
2023	1
2024	0
2025	0
2026	0
Remaining years	18
Lessee, Operating Lease, Liability, to be Paid	35
Interest	16
Operating Lease, Liability	19	64
Pepco Holdings LLC [Member]
Schedule of Lessee, Operating Lease, Liability, Maturity [Line Items]
2022	38
2023	37
2024	36
2025	34
2026	29
Remaining years	94
Lessee, Operating Lease, Liability, to be Paid	268
Interest	42
Operating Lease, Liability	226	255
Schedule of Lessee, Finance Lease, Liability, Maturity [Line Items]
2022	12
2023	12
2024	13
2025	12
2026	12
Remaining years	18
Finance Lease, Liability, to be Paid	79
Interest	5
Finance lease, liability	74	50
Potomac Electric Power Company [Member]
Schedule of Lessee, Operating Lease, Liability, Maturity [Line Items]
2022	8
2023	7
2024	7
2025	6
2026	5
Remaining years	22
Lessee, Operating Lease, Liability, to be Paid	55
Interest	9
Operating Lease, Liability	46	52
Schedule of Lessee, Finance Lease, Liability, Maturity [Line Items]
2022	4
2023	4
2024	5
2025	4
2026	4
Remaining years	6
Finance Lease, Liability, to be Paid	27
Interest	1
Finance lease, liability	26	17
Delmarva Power & Light Company [Member]
Schedule of Lessee, Operating Lease, Liability, Maturity [Line Items]
2022	10
2023	10
2024	8
2025	7
2026	5
Remaining years	30
Lessee, Operating Lease, Liability, to be Paid	70
Interest	13
Operating Lease, Liability	57	65
Schedule of Lessee, Finance Lease, Liability, Maturity [Line Items]
2022	5
2023	5
2024	5
2025	5
2026	5
Remaining years	7
Finance Lease, Liability, to be Paid	32
Interest	3
Finance lease, liability	29	20
Atlantic City Electric Company [Member]
Schedule of Lessee, Operating Lease, Liability, Maturity [Line Items]
2022	4
2023	3
2024	3
2025	2
2026	1
Remaining years	0
Lessee, Operating Lease, Liability, to be Paid	13
Interest	1
Operating Lease, Liability	12	15
Schedule of Lessee, Finance Lease, Liability, Maturity [Line Items]
2022	3
2023	3
2024	3
2025	3
2026	3
Remaining years	5
Finance Lease, Liability, to be Paid	20
Interest	1
Finance lease, liability	$ 19	$ 13